Related Party Transactions (Relevant Amounts Due from/to Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts due from related parties	¥ 2,286,249	¥ 1,975,408
Amounts due to related parties	4,567,814	3,731,687
Cash deposits, maturing within 3 months	22,082	29,128
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	2,142,731	1,792,857
Amounts due to related parties	4,238,963	3,250,329
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	457	763
Amounts due to related parties	45,134	61,728
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	143,061	181,788
Amounts due to related parties	¥ 283,717	¥ 419,630
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of transactions between related parties [line items]
Cash deposits interest rate	0.35%	0.35%
Sinopec Finance Company Limited ("Sinopec Finance") [member] | Not later than three months [member]
Disclosure of transactions between related parties [line items]
Cash deposits, maturing within 3 months	¥ 22,082	¥ 29,128